Summary of Significant Accounting Policies Property, Plant and Equipment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Building and Improvements | Minimum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Building and Improvements | Maximum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years	40 years
Advertising Structures | Minimum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Advertising Structures | Maximum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Furniture, Equipment and Other | Minimum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture, Equipment and Other | Maximum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years